UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 128.7%
Corporate — 3.5%
New Jersey EDA, Refunding RB, New Jersey American Water Co. Inc. Project, Series A, AMT, 5.70%, 10/01/39	$2,925	$3,061,656
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	4,705,928
		7,767,584
County/City/Special District/School District — 14.2%
City of Margate City New Jersey, New Jersey, GO, Improvement:
5.00%, 1/15/26	1,200	1,306,044
5.00%, 1/15/27	845	914,222
City of Perth Amboy New Jersey, GO, CAB (AGM) (a):
5.00%, 7/01/33	1,575	1,573,929
5.00%, 7/01/34	1,925	1,920,784
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,704,645
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	375	395,078
6.00%, 11/01/30	545	589,036
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,154,221
5.50%, 10/01/29	5,085	5,904,295
Garden State Preservation Trust, RB, Capital Appreciation, Series A (AGM), 5.11%, 11/01/28 (b)	4,540	2,040,503
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,145,648
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/22	1,455	1,590,519
Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	395,371
Monmouth County Improvement Authority, RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,009
5.00%, 12/01/16	5	5,008

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	$1,115	$1,211,593
6.75%, 12/01/38	2,670	3,112,553
		30,968,458
Education — 18.3%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	1,700	1,767,507
Series CC-2, 5.00%, 12/15/32	1,300	1,346,904
Series Y, 5.00%, 9/01/33	880	903,496
New Jersey EDA, Refunding RB, Series GG, 5.25%, 9/01/27	3,000	3,226,590
New Jersey Educational Facilities Authority, RB:
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,005,760
Kean University, Series A, 5.50%, 9/01/36	4,060	4,369,656
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,196,738
Rider University, Series A (Radian), 5.00%, 7/01/17	1,000	1,012,960
Rider University, Series A (Radian), 5.25%, 7/01/34	1,450	1,449,884
Rider University, Series C (Radian), 5.00%, 7/01/37	1,750	1,717,607
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,364,064
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,300,288
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,958,112
University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	1,300	1,548,898
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,625	1,888,721

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Group, Inc.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	$1,035	$1,068,286
5.00%, 12/01/26	645	663,982
5.25%, 12/01/32	900	929,880
New Jersey Higher Education Student Assistance Authority, RB, Series A, AMT, 5.75%, 12/01/29	4,045	4,150,615
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	2,000	2,120,520
		39,990,468
Health — 19.6%
New Jersey EDA, RB:
CAB, Barnabas, Series A (NPFGC), 6.27%, 7/01/24 (b)	3,850	1,849,655
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	1,425	1,452,859
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	685	688,521
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A:
5.75%, 11/01/24	2,500	2,486,000
5.80%, 11/01/31	1,000	985,350
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,658,703
Childrens Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,473,811
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,335,857
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	1,901,562
Meridian Health, Series I (AGC), 5.00%, 7/01/38	985	998,869
Meridian Health System Obligation Group (AGM), 5.25%, 7/01/29	2,195	2,196,097
Pascack Valley Hospital Association, 6.63%, 7/01/36 (c)(d)	1,845	18
South Jersey Hospital, 5.00%, 7/01/36	385	378,544
Southern Ocean County Hospital (Radian), 5.13%, 7/01/31	2,000	1,882,920
Virtua Health (AGC), 5.50%, 7/01/38	2,500	2,619,125
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical Center, 6.25%, 7/01/17 (e)	520	537,883

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Atlantic City Medical System, 5.75%, 7/01/25	$520	$525,845
Barnabas Health, Series A, 5.63%, 7/01/32 (f)	1,090	1,086,610
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/37 (f)	3,030	3,007,366
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (b)	2,000	610,280
CAB, St. Barnabas Health, Series B, 5.67%, 7/01/36 (b)	500	99,435
CAB, St. Barnabas Health, Series B, 5.17%, 7/01/37 (b)	13,250	2,462,512
Capital Health System Obligation Group, Series A, 5.75%, 7/01/23	1,650	1,782,347
Meridian Health System Obligation Group (AGM), 5.38%, 7/01/24	2,250	2,252,475
Robert Wood Johnson, 5.00%, 7/01/31	1,000	1,024,180
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,604,609
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,155	3,962,416
		42,863,849
Housing — 13.4%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	5,105	5,235,382
Home Buyer, Series CC, AMT (NPFGC), 5.80%, 10/01/20	4,515	4,649,276
S/F Housing Series CC, 5.00%, 10/01/34	3,455	3,519,125
S/F Housing, Series U, AMT, 4.95%, 10/01/32	700	703,339
S/F Housing, Series U, AMT, 5.00%, 10/01/37	1,000	1,003,160
S/F Housing, Series X, AMT, 4.85%, 4/01/16	3,605	3,690,366
S/F Housing, Series X, AMT, 5.05%, 4/01/18	600	629,916
Series A, 4.75%, 11/01/29	2,305	2,333,628
Series A, 6.50%, 10/01/38	1,365	1,481,011
Series A, AMT (FGIC), 4.90%, 11/01/35	1,365	1,340,430

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.65%, 10/01/32	$4,945	$4,855,248
		29,440,881
Other — 1.3%
Newark Housing Authority, Refunding RB, Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,875	2,829,977
State — 27.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	6,860	4,166,833
Election of 2005, Series A, 5.80%, 11/01/22	4,300	4,966,715
New Jersey EDA, RB:
Department Of Human Services Pooled, 5.00%, 7/01/12	220	225,059
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,415	1,558,976
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,183,860
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	14,000	14,496,580
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	5,800	5,914,028
School Facilities Construction, Series P, 5.00%, 9/01/15	3,000	3,331,620
School Facilities Construction, Series P, 5.25%, 9/01/16	2,710	3,059,048
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,665	3,920,560
New Jersey EDA, Refunding RB:
New Jersey American Water Co. Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,571,329
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,300	3,557,103
New Jersey Transportation Trust Fund Authority, RB, CAB, Series C (AMBAC), 5.05%, 12/15/35 (b)	4,140	959,900
New Jersey Transportation Trust Fund Authority, RB, Transportation System, CAB, Series A (AGC), 5.63%, 12/15/28	1,250	1,369,888
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	5,865	6,805,746
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	1,100	1,147,630
		60,234,875

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Tobacco — 1.0%
Tobacco Settlement Financing Corporation of New Jersey, Asset- Backed Revenue Refunding Bonds, Series 1A, 5.00%, 6/01/29	$2,900	$2,174,971
Transportation — 25.5%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	1,000	1,001,850
Series D, 5.00%, 1/01/40	1,535	1,580,528
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/15 (a)	4,870	4,224,725
Series E, 5.25%, 1/01/40	5,475	5,764,956
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
6.00%, 6/15/35	5,455	6,262,613
5.88%, 12/15/38	3,650	4,025,147
6.00%, 12/15/38	1,950	2,167,835
5.50%, 6/15/41	2,390	2,580,674
(AGC), 5.50%, 12/15/38	1,000	1,068,470
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (AMBAC), 5.25%, 12/15/23	5,000	5,674,850
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	5,874,100
JFK International Air Terminal, 6.00%, 12/01/42	2,700	2,823,444
Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT, 5.75%, 11/01/30	3,300	3,631,320
South Jersey Port Corp., RB:
4.75%, 1/01/18	4,280	4,372,020
4.85%, 1/01/19	2,485	2,534,352
5.00%, 1/01/20	2,000	2,036,900
		55,623,784
Utilities — 4.3%
New Jersey EDA, Refunding RB, United Water of New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,630,275
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.87%, 9/01/31 (b)	6,000	1,926,060
Union County Utilities Authority, Refunding RB, Senior Lease, Ogden Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,585	1,587,235

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Utilities (concluded)
Union County Utilities Authority, Refunding RB, Senior Lease, Ogden Martin, Series A, AMT (AMBAC) (concluded):
5.38%, 6/01/18	$1,175	$1,176,375
		9,319,945
Total Municipal Bonds in New Jersey		281,214,792

Puerto Rico — 8.9%
County/City/Special District/School District — 6.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	6,000	6,289,620
6.00%, 8/01/42	4,000	4,312,640
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	3,320	3,606,582
		14,208,842
Transportation — 1.9%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA1, 4.95%, 7/01/26	1,000	1,024,511
Series CC (AGM), 5.50%, 7/01/30	2,000	2,173,780
Series CC (AGC), 5.50%, 7/01/31	895	965,768
		4,164,059
Utilities — 0.5%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	1,000	1,020,590
Total Municipal Bonds in Puerto Rico		19,393,491

US Virgin Islands — 1.5%
Corporate — 1.5%
United States Virgin Islands, Government Refinery Facility, RB, Senior Secured, Hovensa Coker Project, 6.50%, 7/01/21	3,500	3,341,555
Total Municipal Bonds in the US Virgin Islands		3,341,555
Total Municipal Bonds – 139.1%		303,949,838

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)

New Jersey — 8.7%
Education — 1.8%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,600	3,964,896

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New Jersey (concluded)
State — 3.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	$5,460	$6,782,685
Transportation — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	4,100	4,270,765
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	3,949,429
		8,220,194
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 8.7%		18,967,775
Total Long-Term Investments (Cost – $311,970,388) – 147.8%		322,917,613

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	8,099,091	8,099,091
Total Short-Term Investments (Cost - $8,099,091) – 3.7%		8,099,091

Total Investments (Cost - $320,069,479*) – 151.5%	331,016,704
Other Assets Less Liabilities – 0.1%	74,060
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (4.8)%	(10,462,586)
VRDP Shares, at Liquidation Value – (46.8)%	(102,200,000)
Net Assets Applicable to Common Shares – 100.0%	$218,428,178

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$309,754,706
Gross unrealized appreciation	$14,612,899
Gross unrealized depreciation	(3,804,602)
Net unrealized appreciation	$10,808,297

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase	$4,093,976	$34,639

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New Jersey Municipal Money Fund	13,176,800	(5,077,709)	8,099,091	$62

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term Investments[1]	—	$322,917,613	—	$322,917,613
Short-Term Securities	$8,099,091	—	—	8,099,091
Total	$8,099,091	$322,917,613	—	$331,016,704

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 21, 2011